Acquisitions	6 Months Ended
Jun. 30, 2017
Acquisitions
Acquisitions

On February 8, 2017, the Company acquired substantially all of the assets of NextGen in exchange for $750,000 in cash, plus 1,523,809 unregistered shares of Class B Common Stock of the Company, which were issued at a negotiated fair value of $1.75 per share and a subordinated secured promissory note issued by the Company in favor of NextGen in the amount of $1,333,334 (the “NextGen Note”). The NextGen Note matures on the third anniversary of the closing date (the “Maturity Date”).

The following table presents the purchase price consideration as of June 30, 2017:

Issuance of shares	$2,666,666
Debt	1,333,334
Cash paid	750,000
$4,750,000

Net tangible assets acquired:
Technology development	$1,400,000
Customer contracts	10,000
Non-compete agreements	100,000
Tangible assets acquired	1,510,000
Goodwill	3,240,000
Total purchase price	4,750,000
Less: Issuance of shares	(2,666,666)
Less: Debt issued	(1,333,334)

Cash paid	$750,000

Supplemental pro forma information

The results of operations of NextGen since the acquisition date are included in the accompanying Condensed Consolidated Financial Statements.

The following supplemental pro forma information presents the financial results as if the acquisition of NextGen was made as of January 1, 2017 for both the three-month and six-month periods ended June 30, 2017 and on January 1, 2016 for both the three-month and six-month periods ended June 30, 2016.

Pro forma adjustments for the six-months ended June 30, 2017 and 2016 primarily include adjustments to reflect additional depreciation and amortization of $29,866 and $48,788, respectively, related to technology development and identifiable intangible assets recorded as part of the acquisition, and interest expense related to the NextGen Note of $27,353 and $42,833, respectively.

	Three- Months Ended June 30,		Six- Months Ended June 30,
	2017	2016	2017	2016

Pro forma revenue	$116,522	$23,449	$161,937	$54,400
Pro forma net loss	$(1,892,227)	$(598,455)	$(2,920,311)	$(1,058,289)
Loss per share - basic and fully diluted	$(0.19)	$(0.09)	$(0.33)	$(0.15)
Weighted-average common shares used in the computation of loss per share-basic and diluted	10,003,981	7,023,809	8,963,000	7,023,809